Note 13 - Derivative Financial Instruments (Details Textual)		3 Months Ended	12 Months Ended
	Aug. 08, 2017 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 08, 2022	Jun. 17, 2022 USD ($)	Oct. 12, 2021 USD ($)	Aug. 08, 2020	Apr. 09, 2020 USD ($)	Aug. 09, 2019	Aug. 08, 2018	Jul. 24, 2018 USD ($)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			$ 1,218,375	$ 3,189,610	$ (3,765,619)
Interest Rate Swap [Member]
Derivative, Number of Instruments Held		3
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ 1,600,000
Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative, Term of Contract (Year)	5 years
Derivative, Notional Amount	$ 5,000,000							$ 10,000,000		$ 10,000,000			$ 5,000,000
Derivative, Variable Interest Rate	1.93%
Derivative, Average Fixed Interest Rate												1.40%
Derivative, Fixed Interest Rate						2.32%		1.032%	1.85%	0.737%	1.75%
Interest Rate Swap [Member] | National Bank of Greece S.A. (NBG) [Member]
Derivative, Notional Amount							$ 10,000,000
Derivative, Fixed Interest Rate							3.189%
Freight Forward Agreements [Member]
Derivative, Number of Instruments Held			4		4
Freight Forward Agreements [Member] | Restricted Cash [Member]
Derivative Liability, Fair Value of Collateral			$ 928,658	283,800
Freight Forward Agreements [Member] | HSBC Bank PLC [Member]
Derivative, Fixed Interest Rate													2.93%
Freight Forward Agreements 1 [Member]
Charter Equivalent Rate Per Day			$ 16,500	28,175	$ 10,650
Freight Forward Agreements 2 [Member]
Derivative, Number of Instruments Held			3
Charter Equivalent Rate Per Day			$ 17,750	$ 12,000	11,050
Freight Forward Agreements 3 [Member]
Charter Equivalent Rate Per Day			16,250		12,500
Freight Forward Agreements 4 [Member]
Charter Equivalent Rate Per Day			17,500		12,550
Freight Forward Agreements 5 [Member]
Charter Equivalent Rate Per Day			10,100		$ 31,350
Freight Forward Agreements 6 [Member]
Charter Equivalent Rate Per Day			10,000
Freight Forward Agreements 7 [Member]
Charter Equivalent Rate Per Day			$ 10,675